T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 101.7%			Wireless Telecommunication Services 0.1%
Communication Services 10.9%			T-Mobile US (1)	265	22
					22
Diversified Telecommunication Services 2.1%
			Total Communication Services		1,942
AT&T	6,170	180
CenturyLink	814	8	Consumer Discretionary 10.0%
Verizon Communications	3,493	187	Auto Components 0.1%
		375	Aptiv	212	11
Entertainment 2.1%			BorgWarner	171	4
Activision Blizzard	656	39			15
Electronic Arts (1)	245	25	Automobiles 0.2%
Fox, Class A	265	6	Ford Motor	3,232	16
Fox, Class B	171	4	General Motors	1,051	22
Live Nation Entertainment (1)	117	5	Harley-Davidson (2)	128	2
Netflix (1)	369	139			40
Take-Two Interactive
Software (1)	94	11	Distributors 0.1%
Walt Disney	1,523	147	Genuine Parts	121	8
		376	LKQ (1)	254	5
Interactive Media & Services 5.3%					13
Alphabet, Class A (1)	252	293	Diversified Consumer Services 0.0%
Alphabet, Class C (1)	253	294	H&R Block	157	2
Facebook, Class A (1)	2,031	339			2
Twitter (1)	644	16	Hotels, Restaurants & Leisure 1.5%
		942	Carnival	330	4
Media 1.3%			Chipotle Mexican Grill (1)	22	14
Charter Communications,			Darden Restaurants	102	6
Class A (1)	133	58	Hilton Worldwide Holdings	234	16
Comcast, Class A	3,835	132	Las Vegas Sands	281	12
Discovery, Class A (1)	143	3	Marriott International, Class A	226	17
Discovery, Class C (1)	266	5	McDonald's	637	105
DISH Network, Class A (1)	213	4	MGM Resorts International	427	5
Interpublic Group	322	5	Norwegian Cruise Line
News, Class A	290	3	Holdings (1)	177	2
News, Class B	133	1	Royal Caribbean Cruises	142	5
Omnicom Group	180	10	Starbucks	1,003	66
ViacomCBS, Class B	445	6	Wynn Resorts	80	5
		227	Yum! Brands	251	17
					274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Household Durables 0.3%			Ross Stores	310	27
D. R. Horton	278	9	Tiffany	90	12
Garmin	120	9	TJX	1,031	49
Leggett & Platt	109	3	Tractor Supply	98	8
Lennar, Class A	232	9	Ulta Beauty (1)	47	8
Mohawk Industries (1)	49	4			395
Newell Brands	316	4	Textiles, Apparel & Luxury Goods 0.7%
NVR (1)	3	8	Capri Holdings (1)	122	1
PulteGroup	211	5	Hanesbrands (2)	300	2
Whirlpool	52	4	NIKE, Class B	1,056	87
		55	PVH	63	2
Internet & Direct Marketing Retail 4.3%			Ralph Lauren	41	3
Amazon. com (1)	351	684	Tapestry	229	3
Booking Holdings (1)	35	47	Under Armour, Class A (1)	170	2
eBay	639	19	Under Armour, Class C (1)	145	1
Expedia Group	115	7	VF	272	15
		757			116
			Total Consumer Discretionary		1,767
Leisure Products 0.1%
Hasbro	106	8	Consumer Staples 8.0%
		8	Beverages 1.9%
Multiline Retail 0.5%			Brown-Forman, Class B	151	8
Dollar General	218	33	Coca-Cola	3,259	144
Dollar Tree (1)	196	15	Constellation Brands, Class A	140	20
Kohl's	130	2	Molson Coors Beverage, Class B	156	6
Macy's (2)	256	1	Monster Beverage (1)	319	18
Nordstrom (2)	86	1	PepsiCo	1,178	142
Target	432	40			338
		92	Food & Staples Retailing 1.7%
Specialty Retail 2.2%			Costco Wholesale	372	106
Advance Auto Parts	57	5	Kroger	678	21
AutoZone (1)	20	17	Sysco	424	19
Best Buy	189	11	Walgreens Boots Alliance	643	29
CarMax (1)(2)	136	8	Walmart	1,199	136
Gap (2)	171	1			311
Home Depot	921	172	Food Products 1.3%
L Brands (2)	193	2	Archer-Daniels-Midland	462	16
Lowe's	652	56	Campbell Soup	140	6
O'Reilly Automotive (1)	63	19

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Conagra Brands	404	12	TechnipFMC	349	2
Corteva	621	15			33
General Mills	511	27	Oil, Gas & Consumable Fuels 2.5%
Hershey	123	16	Apache	312	1
Hormel Foods	231	11	Cabot Oil & Gas	339	6
JM Smucker	95	11	Chevron	1,601	116
Kellogg	207	12	Concho Resources	167	7
Kraft Heinz	519	13	ConocoPhillips	940	29
Lamb Weston Holdings	120	7	Devon Energy	321	2
McCormick	103	15	Diamondback Energy	134	4
Mondelez International, Class A	1,224	61	EOG Resources	483	17
Tyson Foods, Class A	245	14	Exxon Mobil	3,576	136
		236	Hess	215	7
Household Products 2.0%			HollyFrontier	123	3
Church & Dwight	204	13	Kinder Morgan	1,628	23
Clorox	106	18	Marathon Oil	664	2
Colgate-Palmolive	730	49	Marathon Petroleum	539	13
Kimberly-Clark	292	37	Noble Energy	397	2
Procter & Gamble	2,106	232	Occidental Petroleum	742	9
		349	ONEOK	343	8
Personal Products 0.2%			Phillips 66	369	20
Coty, Class A	237	1	Pioneer Natural Resources	138	10
Estee Lauder, Class A	191	31	Valero Energy	341	15
			Williams	1,006	14
		32
					444
Tobacco 0.9%			Total Energy		477
Altria Group	1,587	61
Philip Morris International	1,316	96	Financials 11.1%
		157	Banks 4.2%
Total Consumer Staples		1,423	Bank of America	6,841	145
Energy 2.7%			Citigroup	1,851	78
			Citizens Financial Group	358	7
Energy Equipment & Services 0.2%			Comerica	120	4
Baker Hughes	539	6	Fifth Third Bancorp	589	9
Halliburton	727	5	First Republic Bank	140	12
Helmerich & Payne	90	1	Huntington Bancshares	857	7
National Oilwell Varco	320	3	JPMorgan Chase	2,649	238
Schlumberger	1,149	16	KeyCorp	818	8
			M&T Bank	110	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

People's United Financial	369	4	Diversified Financial Services 1.7%
PNC Financial Services Group	374	36	Berkshire Hathaway, Class B (1)	1,651	302
Regions Financial	801	7
					302
SVB Financial Group (1)	43	7
Truist Financial	1,145	35	Insurance 2.0%
U. S. Bancorp	1,211	42	Aflac	609	21
Wells Fargo	3,255	93	Allstate	271	25
Zions Bancorp	142	4	American International Group	722	18
		747	Aon	196	32
			Arthur J. Gallagher	155	13
Capital Markets 2.7%			Assurant	50	5
Ameriprise Financial	105	11	Chubb	385	43
Bank of New York Mellon	702	24	Cincinnati Financial	126	9
BlackRock	99	43	Everest Re Group	34	7
Cboe Global Markets	92	8	Globe Life	83	6
Charles Schwab	980	33	Hartford Financial Services
CME Group	304	53	Group	299	11
E*TRADE Financial	188	6	Lincoln National	165	4
Franklin Resources	232	4	Loews	212	7
Goldman Sachs Group	272	42	Marsh & McLennan	431	37
Intercontinental Exchange	475	38	MetLife	652	20
Invesco	309	3	Principal Financial Group	213	7
MarketAxess Holdings	32	11	Progressive	499	37
Moody's	140	30	Prudential Financial	334	17
Morgan Stanley	994	34	The Travelers Companies	216	21
MSCI	72	21	Unum Group	171	3
Nasdaq	95	9	W. R. Berkley	120	6
Northern Trust	176	13	Willis Towers Watson	107	18
Raymond James Financial	102	6			367
S&P Global	208	51	Total Financials		1,977
State Street	302	16
T. Rowe Price Group (3)	196	19	Health Care 15.7%
		475	Biotechnology 2.5%
Consumer Finance 0.5%			AbbVie	1,250	95
American Express	571	49	Alexion Pharmaceuticals (1)	185	16
Capital One Financial	405	20	Amgen	502	102
Discover Financial Services	260	9	Biogen (1)	152	48
Synchrony Financial	469	8	Gilead Sciences	1,070	80
			Incyte (1)	148	11
		86	Regeneron Pharmaceuticals (1)	67	33

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Vertex Pharmaceuticals (1)	219	52	UnitedHealth Group	800	200
		437	Universal Health Services,
			Class B	67	7
Health Care Equipment & Supplies 3.8%
					533
Abbott Laboratories	1,495	118
ABIOMED (1)	37	5	Health Care Technology 0.1%
Align Technology (1)	60	10	Cerner	261	16
Baxter International	437	36			16
Becton Dickinson & Company	230	53	Life Sciences Tools & Services 1.1%
Boston Scientific (1)	1,190	39	Agilent Technologies	258	18
Cooper	41	11	Illumina (1)	126	34
Danaher	542	75	IQVIA Holdings (1)	150	16
DENTSPLY SIRONA	185	7	Mettler-Toledo International (1)	21	15
Edwards Lifesciences (1)	178	34	PerkinElmer	91	7
Hologic (1)	223	8	Thermo Fisher Scientific	339	96
IDEXX Laboratories (1)	71	17	Waters (1)	53	10
Intuitive Surgical (1)	97	48			196
Medtronic	1,134	102
ResMed	120	18	Pharmaceuticals 5.2%
STERIS	70	10	Allergan	277	49
Stryker	275	46	Bristol-Myers Squibb	1,982	111
Teleflex	38	11	Eli Lilly	715	99
Varian Medical Systems (1)	75	8	Johnson & Johnson	2,222	291
Zimmer Biomet Holdings	171	17	Merck	2,151	166
			Mylan (1)	428	6
		673	Perrigo	113	5
Health Care Providers & Services 3.0%			Pfizer	4,676	153
AmerisourceBergen	125	11	Zoetis	406	48
Anthem	216	49			928
Cardinal Health	241	12	Total Health Care		2,783
Centene (1)	493	29
Cigna	317	56	Industrials & Business Services 8.4%
CVS Health	1,092	65	Aerospace & Defense 2.1%
DaVita (1)	74	6	Arconic	322	5
HCA Healthcare	220	20	Boeing	453	68
Henry Schein (1)	122	6	General Dynamics	196	26
Humana	113	35	Huntington Ingalls Industries	34	6
Laboratory Corp. of America			L3Harris Technologies	187	34
Holdings (1)	82	10	Lockheed Martin	210	71
McKesson	136	18	Northrop Grumman	133	40
Quest Diagnostics	111	9	Raytheon	238	31

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Textron	189	5	Electrical Equipment 0.5%
TransDigm Group	43	14	AMETEK	190	14
United Technologies	689	65	Eaton	354	27
		365	Emerson Electric	515	25
Air Freight & Logistics 0.5%			Rockwell Automation	96	14
CH Robinson Worldwide	112	8			80
Expeditors International of			Industrial Conglomerates 1.3%
Washington	141	9
FedEx	201	24	3M	488	67
United Parcel Service, Class B	588	55	General Electric	7,423	59
			Honeywell International	606	81
		96
			Roper Technologies	87	27
Airlines 0.2%					234
Alaska Air Group	102	3
American Airlines Group	318	4	Machinery 1.5%
Delta Air Lines	478	13	Caterpillar	470	55
Southwest Airlines	393	14	Cummins	128	17
United Airlines Holdings (1)	179	6	Deere	269	37
			Dover	121	10
		40
			Flowserve	109	3
Building Products 0.3%			Fortive	245	13
A. O. Smith	116	4	IDEX	63	9
Allegion	77	7	Illinois Tool Works	250	35
Fortune Brands Home &			Ingersoll Rand (1)	287	7
Security	116	5
			PACCAR	287	18
Johnson Controls International	644	17
			Parker-Hannifin	107	14
Masco	236	8
			Pentair	140	4
Trane Technologies	199	17
			Snap-on	46	5
		58	Stanley Black & Decker	126	13
Commercial Services & Supplies 0.4%			Wabtec	151	7
Cintas	71	12	Xylem	149	10
Copart (1)	170	12			257
Republic Services	175	13	Professional Services 0.3%
Rollins	117	4
			Equifax	100	12
Waste Management	333	31
			IHS Markit	335	20
		72	Nielsen Holdings	295	4
Construction & Engineering 0.1%			Robert Half International	98	4
Jacobs Engineering Group	112	9	Verisk Analytics	137	19
Quanta Services	118	4			59
		13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Road & Rail 1.0%			Broadridge Financial Solutions	95	9
CSX	664	38	Cognizant Technology
			Solutions, Class A	458	21
JB Hunt Transport Services	71	7	DXC Technology	213	3
Kansas City Southern	82	10	Fidelity National Information
Norfolk Southern	223	33	Services	522	64
Old Dominion Freight Line	80	10	Fiserv (1)	486	46
Union Pacific	588	83	FleetCor Technologies (1)	72	14
		181	Gartner (1)	74	7
Trading Companies & Distributors 0.2%			Global Payments	257	37
Fastenal	476	15	International Business Machines	744	83
United Rentals (1)	62	6	Jack Henry & Associates	64	10
W. W. Grainger	36	9	Leidos Holdings	110	10
			Mastercard, Class A	750	181
		30
			Paychex	266	17
Total Industrials & Business Services		1,485	PayPal Holdings (1)	993	95
Information Technology 25.9%			VeriSign (1)	86	16
Communications Equipment 1.0%			Visa, Class A	1,446	233
Arista Networks (1)	45	9	Western Union	348	6
Cisco Systems	3,584	141			1,003
F5 Networks (1)	50	6	Semiconductors & Semiconductor Equipment 4.6%
Juniper Networks	278	5	Advanced Micro Devices (1)	981	45
Motorola Solutions	143	19	Analog Devices	311	28
		180	Applied Materials	788	36
Electronic Equipment, Instruments & Components 0.5%			Broadcom	336	80
Amphenol, Class A	247	18	Intel	3,673	199
CDW	119	11	KLA	132	19
Corning	638	13	Lam Research	123	29
FLIR Systems	111	4	Maxim Integrated Products	225	11
IPG Photonics (1)	29	3	Microchip Technology	198	13
Keysight Technologies (1)	156	13	Micron Technology (1)	944	40
TE Connectivity	278	18	NVIDIA	517	136
Zebra Technologies, Class A (1)	45	8	Qorvo (1)	96	8
		88	QUALCOMM	969	65
			Skyworks Solutions	141	13
IT Services 5.6%			Texas Instruments	790	79
Accenture, Class A	538	88	Xilinx	209	16
Akamai Technologies (1)	134	12			817
Alliance Data Systems	33	1
Automatic Data Processing	368	50

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Software 8.8%			International Flavors &
			Fragrances	89	9
Adobe (1)	409	130	Linde	454	79
ANSYS (1)	71	16	LyondellBasell Industries,
Autodesk (1)	184	29	Class A	212	11
Cadence Design Systems (1)	232	15	Mosaic	290	3
Citrix Systems	95	13	PPG Industries	196	16
Fortinet (1)	117	12	Sherwin-Williams	70	32
Intuit	221	51			291
Microsoft	6,437	1,015
			Construction Materials 0.1%
NortonLifeLock	476	9
			Martin Marietta Materials	52	10
Oracle	1,832	89
			Vulcan Materials	109	12
Paycom Software (1)	41	8
salesforce. com (1)	750	108			22
ServiceNow (1)	159	46	Containers & Packaging 0.4%
Synopsys (1)	125	16	Amcor	1,345	11
		1,557	Avery Dennison	69	7
Technology Hardware, Storage & Peripherals 5.4%			Ball	272	18
			International Paper	323	10
Apple	3,524	896
			Packaging Corp. of America	79	7
Hewlett Packard Enterprise	1,074	11
			Sealed Air	128	3
HP	1,230	21
			Westrock	211	6
NetApp	189	8
Seagate Technology	192	9			62
Western Digital	247	10	Metals & Mining 0.3%
Xerox Holdings	154	3	Freeport-McMoRan	1,194	8
		958	Newmont	702	32
Total Information Technology		4,603	Nucor	252	9
Materials 2.4%					49
			Total Materials		424
Chemicals 1.6%
			Real Estate 3.0%
Air Products & Chemicals	188	38
Albemarle (2)	87	5	Equity Real Estate Investment Trusts 2.9%
Celanese	100	7	Alexandria Real Estate Equities,
CF Industries Holdings	180	5	REIT	102	14
Dow	616	18	American Tower, REIT	372	81
DuPont de Nemours	626	21	Apartment Investment &
			Management, Class A, REIT	124	4
Eastman Chemical	113	5	AvalonBay Communities, REIT	116	17
Ecolab	215	33	Boston Properties, REIT	119	11
FMC	108	9	Crown Castle International, REIT	354	51
			Digital Realty Trust, REIT	222	31

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Duke Realty, REIT	305	10	Exelon	831	31
Equinix, REIT	72	45	FirstEnergy	449	18
Equity Residential, REIT	292	18	NextEra Energy	414	100
Essex Property Trust, REIT	55	12	NRG Energy	209	6
Extra Space Storage, REIT	108	10	Pinnacle West Capital	93	7
Federal Realty Investment Trust,			PPL	637	16
REIT	58	4	Southern	893	48
Healthpeak Properties, REIT	411	10	Xcel Energy	449	27
Host Hotels & Resorts, REIT	595	7			409
Iron Mountain, REIT (2)	238	6
Kimco Realty, REIT	350	3	Gas Utilities 0.1%
Mid-America Apartment			Atmos Energy	99	10
Communities, REIT	95	10			10
Prologis, REIT	629	51	Independent Power & Renewable Electricity Producers 0.0%
Public Storage, REIT	125	25	AES	551	7
Realty Income, REIT	285	14
Regency Centers, REIT	139	5			7
SBA Communications, REIT	94	25	Multi-Utilities 1.1%
Simon Property Group, REIT	255	14	Ameren	205	15
SL Green Realty, REIT	67	3	CenterPoint Energy	417	6
UDR, REIT	242	9	CMS Energy	236	14
Ventas, REIT	309	8	Consolidated Edison	281	22
Vornado Realty Trust, REIT	131	5	Dominion Energy	701	51
Welltower, REIT	337	15	DTE Energy	159	15
Weyerhaeuser, REIT	619	11	NiSource	310	8
		529	Public Service Enterprise	420	19
			Sempra Energy	238	27
Real Estate Management & Development 0.1%			WEC Energy Group	266	23
CBRE Group, Class A (1)	278	11
					200
		11
Total Real Estate		540	Water Utilities 0.1%
			American Water Works	151	18
Utilities 3.6%
					18
Electric Utilities 2.3%			Total Utilities		644
Alliant Energy	200	10	Total Common Stocks
American Electric Power	422	34	(Cost $8,419)		18,065
Duke Energy	620	50
Edison International	298	16	EQUITY MUTUAL FUNDS 0.5%
Entergy	165	15	iShares Core S&P 500 ETF	356	92
Evergy	188	10	Total Equity Mutual Funds
Eversource Energy	274	21	(Cost $103)		92

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.8%			SECURITIES LENDING COLLATERAL 0.2%

Money Market Funds 0.7%			Investments in a Pooled Account through Securities Lending
T. Rowe Price Government Reserve			Program with State Street Bank and Trust Company 0.2%
Fund, 0.95% (3)(4)	121,941	122	Short-Term Funds 0.2%
		122	T. Rowe Price Short-Term Fund,
U. S. Treasury Obligations 0.1%			1.28% (3)(4)	3,392	34
U. S. Treasury Bills,			Total Investments in a Pooled Account through
0.04%, 8/20/20 (5)	10,000	10	Securities Lending Program with State Street
U. S. Treasury Bills,			Bank and Trust Company		34
1.51%, 4/9/20 (5)	10,000	10	Total Securities Lending Collateral
		20	(Cost $34)		34
Total Short-Term Investments
(Cost $142)		142	Total Investments in Securities 103.2%
			(Cost $8,698)		$18,333
			Other Assets Less Liabilities (3.2)%		(562)
			Net Assets 100%		$17,771

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1 S&P 500 E-Mini Index contracts	6/20	128	$4
Net payments (receipts) of variation margin to date			(6)
Variation margin receivable (payable) on open futures contracts			$(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Group		$—		$(5)	$—
T. Rowe Price Government Reserve Fund		—		—	1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$(5)	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Group	$24$		3$	3$	19
T. Rowe Price Government Reserve Fund	57		¤	¤	122
T. Rowe Price Short-Term Fund	60		¤	¤	34
					$175^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $170.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter
(OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in
Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$18,065	$ —	$ —	$ 18,065
Equity Mutual Funds	92	—	—	92
Short-Term Investments	122	20	—	142
Securities Lending Collateral	34	—	—	34
Total Securities	$18,313	$ 20	$ —	$ 18,333
Liabilities
Futures Contracts	2	—	—	2